Summary of significant accounting policies - Ordinary shares (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Number of Ordinary Shares	196,523,101	20,000	20,000
Percentage of Ordinary Shares	100.00%
Kismet's public shareholders
Disclosure of detailed information about business combination [line items]
Number of Ordinary Shares	3,188,758
Percentage of Ordinary Shares	1.60%
Sponsor
Disclosure of detailed information about business combination [line items]
Number of Ordinary Shares	11,750,000
Percentage of Ordinary Shares	6.00%
Nexters Global shareholders
Disclosure of detailed information about business combination [line items]
Number of Ordinary Shares	176,584,343
Percentage of Ordinary Shares	89.90%
PIPE investors
Disclosure of detailed information about business combination [line items]
Number of Ordinary Shares	5,000,000
Percentage of Ordinary Shares	2.50%